Property and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property and equipment
Summary of net book value of property and equipment

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Leasehold improvements	203,169	276,578
Furniture, fittings and equipment	16,627	4,734
Property and equipment, net	219,796	281,312